Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures
Investments in associates and joint ventures
15 Investments in associates and joint ventures

An associate is an entity over which Just Eat Takeaway.com has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is where Just Eat Takeaway.com has the power to participate in the financial and operating policy decisions of the investee, but does not control or have joint control over those decisions.

The results, assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting from the date on which the investee becomes an associate. The investment in an associate is initially recognised at cost in the Consolidated statement of financial position. At the acquisition date, any excess of the cost of acquisition over Just Eat Takeaway.com’s share of the net fair value of the identifiable assets and liabilities of the associate is recognised as goodwill. Goodwill is included within the carrying amount of the investment.

Under the equity method, the carrying amount of the investment is adjusted to recognise changes in Just Eat Takeaway.com’s share of net assets of the associate or joint venture since the acquisition date. When Just Eat Takeaway.com’s share of losses of an associate exceeds Just Eat Takeaway.com’s interest in that associate, Just Eat Takeaway.com discontinues recognising its share of further losses. Additional losses are recognised only to the extent that Just Eat Takeaway.com has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture. Unrealised gains and losses resulting from transactions between Just Eat Takeaway.com and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Accounting for joint ventures is consistent with that of associates as set out above.

Just Eat Takeaway.com discontinues the use of the equity method from the date when the investment ceases to be an associate or a joint venture. The difference between the carrying amount of the associate or a joint venture at the date the equity method was discontinued, and the fair value of any proceeds from disposing of the interest in the associate or a joint venture is included in the determination of the gain or loss on disposal of the associate or joint venture.

The general impairment testing requirements for non-financial assets are applied to determine whether it is necessary to recognise any impairment loss with respect to Just Eat Takeaway.com’s investment in an associate or a joint venture. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognised is not allocated to any asset, including goodwill, that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognised to the extent that the recoverable amount of the investment subsequently increases.

As at 31 December 2021, Just Eat Takeaway.com had investments in two associates, iFood Holdings B.V. (“iFood”) and IF-JE Holdings B.V. (“IF-NL”). Both associates are 33% owned (2020:33%), with the remaining 67% owned by Movile Internet Movel S.A. (“Movile”), or parties connected to Movile. Both entities are accounted for using the equity method in these consolidated financial statements as significant influence through representation on the entities’ board of directors is being considered and through the voting rights given by share ownership. Only iFood is considered to be material, the carrying value of IF-NL was €0 million as per 31 December 2021 (31 December 2020: €0 million).

The primary investment of IF-NL is El Cocinero a Cuerda SL (“ECAC”), which is accounted for as a joint venture using the equity method. Operations of the joint venture ceased on 4 December 2020 and the entity is in the process of being liquidated. No contingent liabilities are incurred relating to Just Eat Takeaway.com’s interests in the joint venture as per 31 December 2021.

€ millions	2021	2020
Balance as at 1 January	1,575	-
Additions from business combinations	-	1,730
Capital contributions	83	55
Direct equity movements from associate	(79)	-
Share of results of associates and joint ventures	(62)	(16)
Foreign exchange and other movements	0	(194)
Balance as at 31 December	1,517	1,575

iFood operates a marketplace for online food delivery. iFood is incorporated in the Netherlands and has its principal place of business in Brazil, an area of significant growth potential. The summarised financial information for iFood is as follows:

€ millions	2021	2020
Current assets	338	232
Non-current assets	89	49
Current liabilities	(388)	(148)
Non-current liabilities	(60)	(7)
Net assets of associate	(21)	126
Just Eat Takeaway.com’s share of net assets	(7)	42
Goodwill	1,524	1,533
Carrying amount of Just Eat Takeaway.com’s interest in the associate	1,517	1,575

Revenue for the period	771	433
Total result and comprehensive loss for the period	(185)	(16)
Just Eat Takeaway.com’s share of results and total comprehensive loss for the period	(62)	(5)
Dividends received by Just Eat Takeaway.com	-	-

Funding payments were made to iFood of €83 million in 2021 (2020: €44 million to iFood and €11 million ECAC).

iFood has a share option scheme in place that was historically classified as equity-settled. In June 2021, a prospective change in the settlement of these options was made to provide liquidity to employees of the scheme which will be settled in cash going forward. All other features of the awards, including strike price, vesting and expiry periods remained unchanged. Following this change, the iFood share-based payment scheme is accounted for as a cash-settled share-based payment plan going forward. The change in settlement is accounted for as a modification, with the difference between the existing share-based reserve and the share-based liability of US$286 million (€241 million) being recognised through retained earnings in equity. Just Eat Takeaway.com's share of this change amounts to €79 million and was recorded through equity mirroring the entry that was recorded by iFood.